Summary of the Company's stock options (Details)	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Exercisable	Weighted Average Remaining Life
Balance of options; at Dec. 31, 2013	5,000,000	0.10	0	4,583,333
Granted;	0
Expired;	0
Exercised;	0
Balance of options,; at Jun. 30, 2014	5,000,000	0.10	0	5,000,000	0